Average Annual Total Returns		12 Months Ended	17 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	21.13%
Jensen Quality Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.91%	6.43%
Performance Inception Date	Aug. 13, 2024
Jensen Quality Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.77%	6.29%
Jensen Quality Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.00%	4.91%